SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Processed and unprocessed scrap metal	$ 189,646	$ 337,002
Finished products		44,000
Inventories	$ 189,646	$ 381,002